SCHEDULE 1 - COMPANY STATEMENT OF FINANCIAL POSITION (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Non-current assets
Property, plant and equipment		$ 816.1	$ 1,322.2	[1]	$ 1,709.7
Other intangible assets		288.9	674.0	[1]
Derivative financial instrument assets		48.1	29.4	[1]
Trade and other receivables		135.8	121.0	[1]
Non-current assets		1,986.6	3,322.2	[1]	4,361.6
Current assets
Trade and other receivables		181.4	313.4	[1]
Cash and cash equivalents	[2]	825.7	578.0	[1]
Current assets		2,503.0	924.3	[1]
TOTAL ASSETS		4,489.6	4,246.5	[1]	5,334.2
Non-current liabilities
Borrowings		2,842.0	3,219.2	[1]
Non-current liabilities		3,376.1	3,912.7	[1]	3,817.8
Current liabilities
Trade and other payables		278.0	377.1	[1]	498.3
Borrowings		295.7	128.7	[1]
Current liabilities		1,203.3	648.2	[1]	1,187.7
TOTAL LIABILITIES		4,579.4	4,560.9	[1]	5,005.5
EQUITY
Stated capital		5,419.7	5,403.1	[1]
Accumulated losses		(6,800.4)	(6,944.0)	[1]
Other reserves		1,129.4	1,067.7	[1]
TOTAL EQUITY		(89.8)	(314.4)	[1],[3]	328.7	[3]	$ 1,341.6	[3]
TOTAL LIABILITIES AND EQUITY		4,489.6	4,246.5	[1]
Parent Company
Non-current assets
Other intangible assets		0.6	1.1
Investments in subsidiaries		3,108.6	3,928.3
Amounts due from related parties		1,720.8	1,232.2
Derivative financial instrument assets		39.2	21.8
Trade and other receivables		1.8
Non-current assets		4,871.0	5,183.4
Current assets
Amounts due from related parties		699.1	1,046.3
Trade and other receivables		9.9	9.0
Cash and cash equivalents		697.7	306.1		67.3		245.4
Current assets		1,406.7	1,361.4
TOTAL ASSETS		6,277.7	6,544.8
Non-current liabilities
Borrowings		2,324.8	2,299.5
Financial guarantees		8.8	18.2
Non-current liabilities		2,333.6	2,317.7
Current liabilities
Trade and other payables		12.2	19.8
Borrowings		221.4	22.2
Amounts due to related parties		785.2	503.1
Current liabilities		1,018.8	545.1
TOTAL LIABILITIES		3,352.4	2,862.8
EQUITY
Stated capital		5,419.7	5,403.1
Accumulated losses		(2,705.7)	(1,926.1)
Other reserves		211.3	205.0
TOTAL EQUITY		2,925.3	3,682.0		$ 4,970.5		$ 4,855.9
TOTAL LIABILITIES AND EQUITY		$ 6,277.7	$ 6,544.8

[1]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34)
[2]	Excludes $27.6 million cash classified within assets held for sale as of December 31, 2025 (see note 32.2).
[3]	Revised for a correction to Property, plant and equipment (see note 34)